Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0001612042
Registrant Name	Ascendis Pharma A/S
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES